Equity Dividends - Additional Information (Detail) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2018 GBP (£) £ / shares	Dec. 31, 2018 GBP (£) € / shares	Dec. 31, 2017 £ / shares	Dec. 31, 2017 € / shares	Dec. 31, 2016 £ / shares	Dec. 31, 2016 € / shares
Disclosure of Dividends [line items]
Dividend payables | £	£ 583	£ 583
RELX PLC [member]
Disclosure of Dividends [line items]
Final dividend	£ 0.277		£ 0.257		£ 0.223
Interim dividend	0.124		0.117		0.1025
Total dividends	0.401		0.374		0.3255
Final dividend proposed	0.297		0.277		0.257
Dividend proposed	£ 0.421		£ 0.394		£ 0.3595
RELX NV [member]
Disclosure of Dividends [line items]
Final dividends payment to former shareholders | € / shares		£ 0.316		€ 0.301		€ 0.288
Interim dividend payment to former shareholders | € / shares		£ 0.140		€ 0.132		€ 0.122